Taxation - Tax Recognised in Other Comprehensive Income or Directly in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax on items that may be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	£ (48)	£ 39	£ 23
Tax on items that may be reclassified to profit or loss	(1)	(4)	(8)
Net tax credit recognised in other comprehensive income	(49)	35	15
Tax credit/(debit) on share based remuneration recognised directly in equity	12	5	6
Deferred tax assets	210	270
Deferred tax liabilities	(591)	(665)
Total	(381)	(395)	£ (354)
Current tax assets	10	44
Current tax liabilities	(192)	(149)
Total	£ (182)	£ (105)